Employee share ownership plans	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Employee share ownership plans
24    Employee share ownership plans
Awards, in the form of the right to receive ordinary shares in either BHP Group Limited or BHP Group Plc, have been granted under the following employee share ownership plans: Long-Term Incentive Plan (LTIP), Cash and Deferred Plan (CDP), Short-Term Incentive Plan (STIP), Management Award Plan (MAP), Group Short-Term Incentive Plan (GSTIP) awards and the all-employee
share plan, Shareplus.
Some awards are eligible to receive a cash payment, or the equivalent value in shares, equal to the dividend amount that would have been earned on the underlying shares awarded to those participants (the Dividend Equivalent Payment, or DEP). The DEP is provided to the participants once the underlying shares are allocated or transferred to them. Awards under the plans do not confer any rights to participate in a share issue; however, there is discretion under each of the plans to adjust the awards in response to a variation in the share capital of BHP Group Limited or BHP Group Plc.
The table below provides a description of each of the plans.

Plan	CDP/STIP and GSTIP	LTIP and MAP	Shareplus
Type	Short-term incentive	Long-term incentive	All-employee share purchase plan

Overview
The CDP was implemented in FY2020 as a replacement of the STIP, both of which are generally plans for Executive KMP and the Executive Leadership Team who are not Executive KMP. GSTIP is a plan for BHP senior management who are not KMP.

Under the CDP, two thirds of the value of a participant’s short-term incentive amount is awarded as rights to receive BHP Group Limited or BHP Group Plc shares at the end of the vesting period (and the remaining one third is delivered in cash). Two awards of deferred shares are granted, each of the equivalent value to the cash award, vesting in two and five years respectively.

Under STIP and GSTIP, half of the value of a participant’s short-term incentive amount is awarded as rights to receive BHP Group Limited or BHP Group Plc shares at the end of the two-year vesting period.

The LTIP is a plan for Executive KMP and awards are granted annually.

The MAP is a plan for BHP senior management who are not KMP. The number of share rights awarded is determined by a participant’s role and grade.
Employees may contribute up to US$5,000 to acquire shares in any plan year. On the third anniversary of the start of a plan year, the Group will match the number of acquired shares.

Vesting conditions
CDP: Service conditions and performance conditions for the awards of five-year deferred shares only. Vesting of the five-year award is subject to a satisfactory performance underpin which encompasses a holistic review of performance at the end of the five-year vesting period, including a five-year view on HSEC performance, profitability, cash flow, balance sheet health, returns to shareholders, corporate governance and conduct.

STIP and GSTIP: Service conditions only.

LTIP: Service and performance conditions.

BHP’s Total Shareholder Return (TSR)
(1)
performance relative to the Peer Group TSR over a five-year performance period determines the vesting of 67 per cent of the awards, while performance relative to the Index TSR (being the index value where the comparator group is a market index) determines the vesting of 33 per cent of the awards. For the awards to vest in full, BHP’s TSR must exceed the Peer Group TSR and Index TSR (if applicable) by a specified percentage per year, determined for each grant by the Remuneration Committee. From the establishment of the LTIP in 2004 until the awards granted in December 2016, this percentage was set at 5.5 per cent per year.

For awards granted from December 2017 onwards, 25 per cent of the award will vest where BHP’s TSR is equal to the median TSR of the relevant comparator group(s), as measured over the performance period. Where TSR is below the median, awards will not vest. Vesting occurs on a sliding scale when BHP’s TSR measured over the performance period is between the median TSR of the relevant comparator group(s) up to a nominated level of TSR outperformance over the relevant comparator group(s), as determined by the Committee, above which 100 per cent of the award will vest.

MAP: Service conditions only.
Service conditions only.

Vesting period	CDP – 2 and 5 years STIP and GSTIP – 2 years	LTIP – 5 years MAP – 1 to 5 years	3 years

Dividend Equivalent Payment	CDP – Yes STIP – Yes GSTIP – No	LTIP – Yes MAP – No	No

Exercise period	None	None	None

(1)	BHP’s TSR is the weighted average of the TSRs of BHP Group Limited and BHP Group Plc.

Employee share awards

2020	Number of awards at the beginning of the financial year	Number of awards issued during the year	Number of awards vested and exercised	Number of awards lapsed	Number of awards at the end of the financial year	Number of awards vested and exercisable at the end of the financial year	Weighted average remaining contractual life (years)	Weighted average share price at exercise date
BHP Group Limited
STIP awards	513,991	157,865	294,713	3	377,140	–	0.5	A$35.33
GSTIP awards	1,142,484	–	1,130,443	–	12,041	–	0.2	A$35.51
LTIP awards	5,730,889	809,055	–	1,602,438	4,937,506	–	1.7	–
Transitional Executive KMP awards (1)	23,420	–	19,439	3,981	–	–	–	A$35.25
MAP awards	11,490,345	3,898,575	3,465,901	763,029	11,159,990	25,549	1.2	A$35.62
Shareplus	3,857,145	2,483,483	1,985,787	297,459	4,057,382	–	1.3	A$32.16

BHP Group Plc
GSTIP awards	29,426	–	29,426	–	–	–	–	£17.14
MAP awards	273,031	80,033	76,267	58,394	218,403	–	1.1	£17.14
Shareplus	224,070	142,168	116,005	20,771	229,462	–	1.3	£12.96

(1)
Awards were granted to new Executive KMP to bridge the gap created by the different timeframes of the vesting of MAP awards, granted in their non-KMP roles, and LTIP awards, granted to Executive KMP. Awards were last granted in FY2016. All awards had vested or lapsed at 30 June 2020.

Employee share awards pre-tax expense is US$128.999 million (2019: US$138.275 million; 2018: US$123.313 million).
Fair value and assumptions in the calculation of fair value for awards issued

2020	Weighted average fair value of awards granted during the year US$	Risk-free interest rate	Estimated life of awards	Share price at grant date	Estimated volatility of share price	Dividend yield
BHP Group Limited
STIP awards	25.36	n/a	3 years	A$37.24	n/a	n/a
LTIP awards	13.67	0.78%	5 years	A$37.24	22.0%	n/a
MAP awards (1)	21.46	n/a	1-5 years	A$36.53 /A$37.24	n/a	5.30%
Shareplus	19.03	1.49%	3 years	A$39.07	n/a	5.08%

BHP Group Plc
MAP awards	17.94	n/a	3 years	£17.33	n/a	6.00%
Shareplus	12.17	0.66%	3 years	£19.02	n/a	5.60%

(1)	Includes MAP awards granted on 25 September 2019 and 20 November 2019.

Recognition and measurement
The fair value at grant date of equity-settled share awards is charged to the income statement over the period for which the benefits of employee services are expected to be derived. The fair values of awards granted were estimated using a Monte Carlo simulation methodology and Black-Scholes option pricing technique and consider the following factors:

•	exercise price;

•	expected life of the award;

•	current market price of the underlying shares;

•	expected volatility using an analysis of historic volatility over different rolling periods. For the LTIP, it is calculated for all sector comparators and the published MSCI World index;

•	expected dividends;

•	risk-free interest rate, which is an applicable government bond rate;

•	market-based performance hurdles;

•	non-vesting conditions.
Where awards are forfeited because
non-market-based
vesting conditions are not satisfied, the expense previously recognised is proportionately reversed.
The tax effect of awards granted is recognised in income tax expense, except to the extent that the total tax deductions are expected to exceed the cumulative remuneration expense. In this situation, the excess of the associated current or deferred tax is recognised in equity and forms part of the employee share awards reserve. The fair value of awards as presented in the tables above represents the fair value at grant date.
In respect of employee share awards, the Group utilises the Billiton Employee Share Ownership Trust and the BHP Billiton Limited Employee Equity Trust. The trustees of these trusts are independent companies, resident in Jersey. The trusts use funds provided by the Group to acquire ordinary shares to enable awards to be made or satisfied. The ordinary shares may be acquired by purchase in the market or by subscription at not less than nominal value.